Nature of the Business	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Nature of the Business

1. Nature of the business

Codiak BioSciences, Inc. (the Company or Codiak) was incorporated in Delaware on June 12, 2015 and is headquartered in Cambridge, Massachusetts. Codiak is a clinical-stage biopharmaceutical company focused on pioneering the development of exosome-based therapeutics, a new class of medicines with the potential to transform the treatment of a wide spectrum of diseases with high unmet medical need. Exosomes have evolved as intercellular transfer mechanisms for complex, biologically active macromolecules and have emerged in recent years as a compelling potential drug delivery vehicle. By leveraging Codiak’s deep understanding of exosome biology, the Company has developed its engineering and manufacturing platform (the engEx Platform), to expand upon the innate properties of exosomes to design, engineer and manufacture novel exosome therapeutics. Codiak has utilized its engEx Platform to generate a deep pipeline of engineered exosomes (engEx exosomes) aimed at treating a broad range of diseases, including oncology, neuro-oncology, neurology, neuromuscular disease and infectious disease. In September 2020, Codiak initiated clinical trials for its two lead product candidates, exoSTING and exoIL-12, which are being developed to address solid tumors. Codiak has multiple preclinical and discovery programs that it is advancing either independently or through its strategic collaborations with Jazz Pharmaceuticals Ireland Limited (Jazz) and Sarepta Therapeutics, Inc. (Sarepta).

Since its inception, the Company has devoted substantially all of its resources to its research and development efforts, including activities to develop its engEx Platform, to advance engEx product candidates into clinical trials, to perform preclinical research to identify potential engEx product candidates, to perform process development to refine Codiak’s exosome engineering and manufacturing processes, and to provide general and administrative support for these operations.

The Company has historically primarily funded its operations with proceeds from the sales of redeemable convertible preferred stock, collaborative and research arrangements with Jazz and Sarepta and its Loan and Security agreement with Hercules Capital, Inc. (Hercules). On October 16, 2020, the Company completed its initial public offering (IPO), pursuant to which it issued and sold 5,500,000 shares of its common stock at a public offering price of $15.00 per share, resulting in net proceeds of $74.4 million, after deducting underwriting discounts and commissions and other offering expenses. Upon the closing of our IPO, all of the 73,987,407 outstanding shares of the Company’s redeemable convertible preferred stock automatically converted into 10,065,629 shares of common stock (including additional shares issued to holders of Series B redeemable preferred stock and Series C redeemable preferred stock, pursuant to the anti-dilution protective provisions of the associated securities). Upon completion of the offering on October 16, 2020, the Company’s authorized capital stock consisted of 150,000,000 shares of common stock, par value $0.0001 per share, and 10,000,000 shares of preferred stock, par value $0.0001 per share, all of which shares of preferred stock are undesignated. The Company has incurred significant operating losses and negative cash flows from operations since inception. The Company expects to continue to incur significant expenses and operating losses for the foreseeable future. In addition, the Company anticipates that its expenses will increase significantly in connection with ongoing activities to support its engEx Platform development, drug discovery and preclinical and clinical development, in addition to creating a portfolio of intellectual property and providing administrative support.

The Company does not expect to generate significant revenue from sales of its engEx product candidates unless and until clinical development has been successfully completed and regulatory approval is obtained. If the Company obtains regulatory approval for any of its investigational products, it expects to incur significant commercialization expenses.

As a result, the Company will need substantial additional funding to support its continued operations and growth strategy. Until such a time as the Company can generate significant revenue from product sales, if ever, the Company expects to finance its operations through the sale of equity, debt financings or other capital sources, including collaborations with other companies or other strategic transactions. The Company may be unable to raise additional funds or enter into such other agreements on favorable terms, or at all. If the Company fails to raise capital or enter into such agreements as, and when, needed, the Company may have to significantly delay, scale back or discontinue the development and commercialization of one or more of its product candidates or delay its pursuit of potential in-licenses or acquisitions.

The Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about its ability to continue as a going concern within one year after the date that these condensed consolidated financial statements are issued. The Company had an accumulated deficit of $270.1 million as of September 30, 2020. Further, the Company has incurred net losses in every period since inception, including $73.7 million for the nine months ended September 30, 2020. The Company had negative cash flows from operations of $29.5 million for the nine months ended September 30, 2020. The Company previously identified conditions and events that raised substantial doubt about its ability to continue as a going concern. As a result of the completion of its IPO, the Company expects that its cash and cash equivalents as of September 30, 2020 of $48.3 million, in conjunction with the net proceeds of $74.4 million from the IPO, will allow the Company to fund its current operating plan through at least the next twelve months from the issuance of these condensed consolidated financial statements.

The Company is subject to those risks associated with any biopharmaceutical company that has substantial expenditures for research and development. There can be no assurance that the Company’s research and development projects will be successful, that products developed will obtain necessary regulatory approval, or that any approved product will be commercially viable. In addition, the Company operates in an environment of rapid technological change and is largely dependent on the services of its employees and consultants. If the Company fails to become profitable or is unable to sustain profitability on a continuing basis, then it may be unable to continue its operations at planned levels and be forced to reduce its operations.

1. Nature of the business

Codiak BioSciences, Inc. (the Company or Codiak) was incorporated in Delaware on June 12, 2015 and is headquartered in Cambridge, Massachusetts. Codiak is a clinical-stage biopharmaceutical company focused on pioneering the development of exosome-based therapeutics, a new class of medicines with the potential to transform the treatment of a wide spectrum of diseases with high unmet medical need. Exosomes have evolved as intercellular transfer mechanisms for complex, biologically active macromolecules and have emerged in recent years as a compelling potential drug delivery vehicle. By leveraging Codiak’s deep understanding of exosome biology, the Company has developed its engineering and manufacturing platform (the engEx Platform), to expand upon the innate properties of exosomes to design, engineer and manufacture novel exosome therapeutics. Codiak has utilized its engEx Platform to generate a deep pipeline of engineered exosomes (engEx exosomes) aimed at treating a broad range of diseases, including oncology, neuro-oncology, neurology, neuromuscular disease and infectious disease. In September 2020, Codiak initiated clinical trials for its two lead product candidates, exoSTING and exoIL-12, which are being developed to address solid tumors. Codiak has multiple preclinical and discovery programs that it is advancing either independently or through its strategic collaborations with Jazz Pharmaceuticals Ireland Limited (Jazz) and Sarepta Therapeutics, Inc. (Sarepta).

Since its inception, the Company has devoted substantially all of its resources to its research and development efforts, including activities to develop its engEx Platform, advance engEx product candidates into clinical trials, perform preclinical research to identify potential engEx product candidates, to perform process development to refine Codiak’s exosome engineering and manufacturing processes, and to provide general and administrative support for these operations.

The Company has primarily funded its operations with proceeds from the sales of redeemable convertible preferred stock, collaborative and research arrangements with Jazz and Sarepta and its Loan and Security agreement with Hercules Capital, Inc. (Hercules). The Company has incurred significant operating losses and negative cash flows from operations since inception. The Company expects to continue to incur significant expenses and operating losses for the foreseeable future. In addition, the Company anticipates that its expenses will increase significantly in connection with ongoing activities to support its engEx Platform development, drug discovery and preclinical and clinical development, in addition to creating a portfolio of intellectual property and providing administrative support.

The Company does not expect to generate significant revenue from sales of its engEx product candidates unless and until clinical development has been successfully completed and regulatory approval is obtained. If the Company obtains regulatory approval for any of its investigational products, it expects to incur significant commercialization expenses.

As a result, the Company will need substantial additional funding to support its continued operations and growth strategy. Until such a time as the Company can generate significant revenue from product sales, if ever, the Company expects to finance its operations through the sale of equity, debt financings or other capital sources, including collaborations with other companies or other strategic transactions. The Company may be unable to raise additional funds or enter into such other agreements on favorable terms, or at all. If the Company fails to raise capital or enter into such agreements as, and when, needed, the Company may have to significantly delay, scale back or discontinue the development and commercialization of one or more of its product candidates or delay its pursuit of potential in-licenses or acquisitions.

The Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about its ability to continue as a going concern within one year after the date that the consolidated financial statements are issued. The Company had an accumulated deficit of $192.9 million as of December 31, 2019. Further, the Company incurred net losses in every period since inception including $78.0 million for the year ended December 31, 2019. The Company experienced negative cash flows from operations of $1.7 million for the year ended December 31, 2019. The Company expects that its cash and cash equivalents as of December 31, 2019 of $83.4 million will be insufficient to allow the Company to fund its current operating plan through at least the next twelve months from the issuance of these financial statements. These conditions raise a substantial doubt about the Company’s ability to continue as a going concern for a period of at least one year from the date these financial statements are issued (unaudited). Accordingly, the Company will be required to raise additional funding, seek alternative means of financial support or both, in order to continue to fund its operations in the future. The Company is currently pursuing raising additional capital through the sale of common stock in its initial public offering (IPO). There can be no assurance however, that the proposed IPO will be successful and that additional funding will be available on terms acceptable to the Company, or at all. If the Company is unable to raise capital when needed or on attractive terms, it may be forced to delay, reduce or eliminate certain costs related to its operations and research and development programs.

The Company is subject to those risks associated with any biopharmaceutical company that has substantial expenditures for research and development. There can be no assurance that the Company’s research and development projects will be successful, that products developed will obtain necessary regulatory approval, or that any approved product will be commercially viable. In addition, the Company operates in an environment of rapid technological change and is largely dependent on the services of its employees and consultants. If the Company fails to become profitable or is unable to sustain profitability on a continuing basis, then it may be unable to continue its operations at planned levels and be forced to reduce its operations.